Income Taxes (Tables)	12 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components	The components of income/(loss) before income taxes were as follows:
	For the Years Ended April 30,
	2025	2026
Hong Kong	$501,351	$1,255,213
Non-Hong Kong	-	-
Total	$501,351	$1,255,213

Schedule of Income Tax Expenses

Significant components of the provision for income taxes were as follows:

	For the Years Ended April 30,
	2025	2026
Current income tax expense	$60,520	$201,216
Deferred income tax benefit	(3,248)	(20,977)
Total income tax expense	$57,272	$180,239

Schedule of Deferred Tax Assets
	For the Years Ended April 30,
	2025	2026
Allowance for expected credit losses	$4,161	$4,226
Inventory write-down	43,116	63,451
Total deferred tax assets	$47,277	$67,677